Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000037909
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CRIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$65	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%	[1]
AssetsNet	$ 19,629,680
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 59,949
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,629,680
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$59,949
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	4.5%
Common Stocks	92.6%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Utilities	1.5%
Energy	2.8%
Real Estate	5.0%
Health Care	7.4%
Money Market Funds	7.6%
Consumer Discretionary	10.3%
Materials	10.9%
Financials	17.2%
Industrials	17.9%
Technology	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.6%
Regal Rexnord Corporation	4.1%
Microchip Technology, Inc.	3.4%
Champion Homes, Inc.	3.4%
Broadcom, Inc.	3.4%
Qnity Electronics, Inc.	3.2%
Global Payments, Inc.	3.1%
Woodward, Inc.	2.9%
WillScot Holdings Corporation	2.7%
Concentra Group Holdings Parent, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000037908
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	CRMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM All Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$78	1.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.45%	[2]
AssetsNet	$ 19,629,680
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 59,949
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$19,629,680
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$59,949
Portfolio Turnover	42%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	4.5%
Common Stocks	92.6%
Money Market Funds	2.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.2%
Utilities	1.5%
Energy	2.8%
Real Estate	5.0%
Health Care	7.4%
Money Market Funds	7.6%
Consumer Discretionary	10.3%
Materials	10.9%
Financials	17.2%
Industrials	17.9%
Technology	23.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.6%
Regal Rexnord Corporation	4.1%
Microchip Technology, Inc.	3.4%
Champion Homes, Inc.	3.4%
Broadcom, Inc.	3.4%
Qnity Electronics, Inc.	3.2%
Global Payments, Inc.	3.1%
Woodward, Inc.	2.9%
WillScot Holdings Corporation	2.7%
Concentra Group Holdings Parent, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000171454
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CRIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$98	1.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%	[3]
AssetsNet	$ 455,821,940
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 2,689,887
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$455,821,940
Number of Portfolio Holdings	91
Advisory Fee (net of waivers)	$2,689,887
Portfolio Turnover	134%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.8%
Money Market Funds	7.1%
Purchased Options	0.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Put Options Purchased	0.1%
Communications	0.9%
Consumer Staples	1.0%
Real Estate	2.3%
Health Care	2.9%
Energy	4.3%
Utilities	5.5%
Money Market	7.1%
Financials	10.4%
Consumer Discretionary	20.2%
Technology	20.6%
Industrials	23.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Semtech Corporation	4.8%
BankUnited, Inc.	4.6%
Regal Rexnord Corporation	4.3%
Hub Group, Inc., Class A	4.0%
Champion Homes, Inc.	3.9%
Canadian Pacific Kansas City Ltd.	3.6%
Federated Hermes Treasury Obligations Fund, Institutional Shares	3.5%
Blackrock Liquidity Funds T-Fund, Institutional Shares	3.5%
WillScot Holdings Corporation	3.4%
Knowles Corporation	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000003538
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CRIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%	[4]
AssetsNet	$ 264,409,524
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 978,652
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$264,409,524
Number of Portfolio Holdings	51
Advisory Fee	$978,652
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.4%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Energy	1.1%
Money Market Funds	4.6%
Utilities	5.2%
Health Care	5.8%
Real Estate	7.8%
Consumer Discretionary	8.7%
Financials	11.4%
Materials	14.3%
Technology	18.8%
Industrials	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	3.8%
Teledyne Technologies, Inc.	3.4%
Champion Homes, Inc.	3.3%
Microchip Technology, Inc.	3.3%
Atmos Energy Corporation	3.1%
Woodward, Inc.	3.1%
AMETEK, Inc.	2.9%
Vontier Corporation	2.9%
BankUnited, Inc.	2.7%
Ashland, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000003539
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	CRMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$63	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%	[5]
AssetsNet	$ 264,409,524
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 978,652
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$264,409,524
Number of Portfolio Holdings	51
Advisory Fee	$978,652
Portfolio Turnover	29%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.4%
Money Market Funds	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-2.2%
Energy	1.1%
Money Market Funds	4.6%
Utilities	5.2%
Health Care	5.8%
Real Estate	7.8%
Consumer Discretionary	8.7%
Financials	11.4%
Materials	14.3%
Technology	18.8%
Industrials	24.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	3.8%
Teledyne Technologies, Inc.	3.4%
Champion Homes, Inc.	3.3%
Microchip Technology, Inc.	3.3%
Atmos Energy Corporation	3.1%
Woodward, Inc.	3.1%
AMETEK, Inc.	2.9%
Vontier Corporation	2.9%
BankUnited, Inc.	2.7%
Ashland, Inc.	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000003540
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CRISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[6]
AssetsNet	$ 70,847,339
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 252,470
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$70,847,339
Number of Portfolio Holdings	46
Advisory Fee	$252,470
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	3.9%
Common Stocks	92.0%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.0%
Consumer Staples	1.5%
Utilities	3.5%
Energy	4.0%
Materials	5.4%
Health Care	6.7%
Real Estate	7.7%
Money Market Funds	8.2%
Industrials	11.4%
Technology	12.4%
Consumer Discretionary	17.3%
Financials	25.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.1%
Capitol Federal Financial, Inc.	4.0%
BankUnited, Inc.	3.8%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.4%
Xenia Hotels & Resorts, Inc.	3.2%
LendingClub Corporation	3.2%
Moelis & Company, Class A	3.0%
BJ's Restaurants, Inc.	2.9%
Steven Madden Ltd.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000003541
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	CRMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%	[7]
AssetsNet	$ 70,847,339
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 252,470
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$70,847,339
Number of Portfolio Holdings	46
Advisory Fee	$252,470
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	3.9%
Common Stocks	92.0%
Money Market Funds	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-4.0%
Consumer Staples	1.5%
Utilities	3.5%
Energy	4.0%
Materials	5.4%
Health Care	6.7%
Real Estate	7.7%
Money Market Funds	8.2%
Industrials	11.4%
Technology	12.4%
Consumer Discretionary	17.3%
Financials	25.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Government & Agency Portfolio, Institutional Shares	4.1%
Capitol Federal Financial, Inc.	4.0%
BankUnited, Inc.	3.8%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.4%
Xenia Hotels & Resorts, Inc.	3.2%
LendingClub Corporation	3.2%
Moelis & Company, Class A	3.0%
BJ's Restaurants, Inc.	2.9%
Steven Madden Ltd.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000003543
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[8]
AssetsNet	$ 156,378,298
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 522,783
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$156,378,298
Number of Portfolio Holdings	45
Advisory Fee	$522,783
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.1%
Money Market Funds	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	3.7%
Energy	3.7%
Real Estate	4.0%
Money Market Funds	5.0%
Health Care	6.4%
Materials	12.5%
Financials	14.1%
Consumer Discretionary	16.0%
Industrials	17.2%
Technology	17.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	4.2%
BankUnited, Inc.	4.1%
Hub Group, Inc., Class A	4.1%
Semtech Corporation	3.8%
MKS, Inc.	3.6%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.3%
Teledyne Technologies, Inc.	3.0%
First Interstate BancSystem, Inc., Class A	2.9%
HB Fuller Company	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.
C000003544
Shareholder Report [Line Items]
Class Name	Investor Class
Trading Symbol	CRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[9]
AssetsNet	$ 156,378,298
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 522,783
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$156,378,298
Number of Portfolio Holdings	45
Advisory Fee	$522,783
Portfolio Turnover	61%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Collateral for Securities Loaned	2.4%
Common Stocks	95.1%
Money Market Funds	2.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	3.7%
Energy	3.7%
Real Estate	4.0%
Money Market Funds	5.0%
Health Care	6.4%
Materials	12.5%
Financials	14.1%
Consumer Discretionary	16.0%
Industrials	17.2%
Technology	17.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Regal Rexnord Corporation	4.2%
BankUnited, Inc.	4.1%
Hub Group, Inc., Class A	4.1%
Semtech Corporation	3.8%
MKS, Inc.	3.6%
Champion Homes, Inc.	3.5%
Knowles Corporation	3.3%
Teledyne Technologies, Inc.	3.0%
First Interstate BancSystem, Inc., Class A	2.9%
HB Fuller Company	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized